Summary of Financial Information for Sarborg (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Current assets	$ 2,938		$ 2,938		$ 4,379	$ 2,715
Total assets	126,708		126,708		5,650	4,193
Current liabilities	23,351		23,351		12,820	10,741
Total liabilities	23,615		23,615		12,820	10,986
Net loss	(4,641)	$ (6,028)	(8,704)	$ (10,781)	$ (39,224)	$ (17,802)
Sarborg Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Current assets	372		372
Non-current assets	65,035		65,035
Total assets	65,407		65,407
Current liabilities	395		395
Non-current liabilities	195		195
Total liabilities	590		590
Net assets	64,817		64,817
Company share of net assets	$ 12,963		12,963
Revenue			641
Net loss			(768)
Company share of net loss			$ (154)